                    SUPPLEMENT DATED SEPTEMBER 30, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

                FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST
                   SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective July 1, 2004, the management fees for various portfolios within the Janus Aspen Series were reduced. Accordingly, the portfolio expenses for those portfolios, which are disclosed in the Appendix to the prospectus, are deleted in their entirely and replaced with the following:

Portfolio Expenses

Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                 Total
                                                                                               Underlying
                                                    Management 12b-1   Administrative  Other   Portfolio
                                                       Fees    Fees/1/    Expenses    Expenses  Expenses
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
Balanced Portfolio -- Service Shares                   0.55%    0.25%       N/A         0.02%     0.82%
Capital Appreciation Portfolio -- Service Shares       0.64     0.25        N/A         0.03      0.92
Global Life Sciences Portfolio -- Service Shares/2/    0.64     0.25        N/A         0.32      1.21
Global Technology Portfolio -- Service Shares/2/       0.64     0.25        N/A         0.20      1.09
Growth Portfolio -- Service Shares/2/                  0.64     0.25        N/A         0.02      0.91
International Growth Portfolio -- Service Shares       0.64     0.25        N/A         0.11      1.00
Mid Cap Growth Portfolio -- Service Shares/2/          0.64     0.25        N/A         0.02      0.91
Worldwide Growth Portfolio -- Service Shares/2/        0.60     0.25        N/A         0.06      0.91
---------------------------------------------------------------------------------------------------------

/1/ Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
/2/ These portfolios are not available to contracts issued on or after May 1, 2003.

Please refer to the underlying prospectus and any prospectus supplements for the Janus Aspen Series for additional information.